Vanguard® PRIMECAP Core Fund
Schedule of Investments (unaudited)
As of June 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.5%)
Communication Services (6.3%)
*	Alphabet Inc. Class A	97,300	237,586
*	Alphabet Inc. Class C	75,887	190,197
*	T-Mobile US Inc.	507,427	73,491
*	Walt Disney Co.	382,735	67,273
	Activision Blizzard Inc.	622,000	59,364
*	Facebook Inc. Class A	132,710	46,145
*	Charter Communications Inc. Class A	41,470	29,918
	Electronic Arts Inc.	139,300	20,035
	Comcast Corp. Class A	273,338	15,586
	Nintendo Co. Ltd.	25,650	14,843
*	Entercom Communications Corp. Class A	924,300	3,984
*	Altice USA Inc. Class A	109,400	3,735
			762,157
Consumer Discretionary (12.0%)
	Sony Group Corp. ADR	2,001,876	194,622
*	CarMax Inc.	1,356,250	175,160
	Whirlpool Corp.	747,624	162,997
*	Alibaba Group Holding Ltd. ADR	712,400	161,558
	Ross Stores Inc.	1,024,420	127,028
*	Mattel Inc.	5,947,541	119,546
	TJX Cos. Inc.	1,654,600	111,553
*	Tesla Inc.	89,800	61,037
	Newell Brands Inc.	1,800,000	49,446
	L Brands Inc.	655,500	47,235
*	Amazon.com Inc.	11,920	41,007
*	Carnival Corp.	1,432,100	37,750
*	Royal Caribbean Cruises Ltd.	382,900	32,654
*	Capri Holdings Ltd.	475,000	27,165
*	Marriott International Inc. Class A	195,990	26,757
*	Dollar Tree Inc.	211,000	20,994
*	Burlington Stores Inc.	39,000	12,558
	Restaurant Brands International Inc.	140,500	9,054
	Lowe's Cos. Inc.	35,000	6,789
*	Hilton Worldwide Holdings Inc.	53,800	6,489
	McDonald's Corp.	24,700	5,705
*	Las Vegas Sands Corp.	79,600	4,194
	VF Corp.	50,000	4,102
	MGM Resorts International	95,000	4,052
*	Norwegian Cruise Line Holdings Ltd.	68,440	2,013
*	AutoZone Inc.	455	679
			1,452,144

		Shares	Market Value ($000)
Consumer Staples (0.5%)
*	BJ's Wholesale Club Holdings Inc.	329,700	15,687
	Tyson Foods Inc. Class A	210,000	15,489
	Sysco Corp.	161,000	12,518
	Altria Group Inc.	209,924	10,009
	Mowi ASA	80,000	2,037
			55,740
Energy (1.6%)
	Pioneer Natural Resources Co.	594,623	96,638
	EOG Resources Inc.	331,921	27,696
	Valero Energy Corp.	277,800	21,691
	Cabot Oil & Gas Corp.	1,064,850	18,592
	Cameco Corp.	606,100	11,625
*	Southwestern Energy Co.	2,000,000	11,340
*,1	Transocean Ltd.	1,237,200	5,592
	Hess Corp.	54,490	4,758
*	TechnipFMC plc	59,100	535
	Schlumberger NV	7,100	227
*	Technip Energies NV	7,820	107
			198,801
Financials (10.0%)
	JPMorgan Chase & Co.	1,604,566	249,574
	Wells Fargo & Co.	3,952,300	179,000
	Charles Schwab Corp.	2,073,264	150,954
	Goldman Sachs Group Inc.	333,800	126,687
	Raymond James Financial Inc.	894,950	116,254
	Northern Trust Corp.	988,580	114,300
	Bank of America Corp.	2,192,459	90,395
	Discover Financial Services	547,281	64,738
	Marsh & McLennan Cos. Inc.	347,712	48,916
	U.S. Bancorp	633,300	36,079
	Morgan Stanley	165,000	15,129
	Progressive Corp.	142,800	14,024
	CME Group Inc.	40,650	8,646
			1,214,696
Health Care (24.4%)
	Eli Lilly & Co.	2,518,172	577,971
*	Biogen Inc.	1,133,147	392,375
	Amgen Inc.	1,456,000	354,900
[1]	AstraZeneca plc ADR	5,711,090	342,094
	Thermo Fisher Scientific Inc.	431,027	217,440
	Novartis AG ADR	1,836,540	167,566
*	Elanco Animal Health Inc. (XNYS)	4,256,291	147,651
*	Boston Scientific Corp.	3,029,130	129,526
	Bristol-Myers Squibb Co.	1,729,750	115,582
	Roche Holding AG	255,478	96,274
	Zimmer Biomet Holdings Inc.	372,000	59,825
	CVS Health Corp.	716,180	59,758
*	Livanova plc	627,840	52,808
*	Illumina Inc.	102,730	48,613
	Abbott Laboratories	418,090	48,469
	Agilent Technologies Inc.	267,670	39,564
[2]	Siemens Healthineers AG	533,585	32,716
*	IQVIA Holdings Inc.	76,825	18,616
*	BioMarin Pharmaceutical Inc.	192,670	16,076
	Stryker Corp.	47,400	12,311
	Alcon Inc.	126,760	8,906

		Shares	Market Value ($000)
	Medtronic plc	60,000	7,448
	Sanofi ADR	135,420	7,131
	Humana Inc.	11,570	5,122
	Danaher Corp.	7,574	2,033
	Cerner Corp.	10,000	782
*	Waters Corp.	2,024	699
	UnitedHealth Group Inc.	1,688	676
			2,962,932
Industrials (16.1%)
*	Southwest Airlines Co.	6,965,169	369,781
	Siemens AG (Registered)	1,634,019	259,448
	FedEx Corp.	844,800	252,029
*	AECOM	2,818,900	178,493
	Jacobs Engineering Group Inc.	976,685	130,309
	United Parcel Service Inc. Class B	589,100	122,515
*	Airbus SE	697,495	89,874
*	United Airlines Holdings Inc.	1,487,000	77,755
	Caterpillar Inc.	309,970	67,459
*	TransDigm Group Inc.	85,150	55,117
*	Delta Air Lines Inc.	1,129,010	48,841
*	American Airlines Group Inc.	2,234,300	47,389
	Textron Inc.	656,400	45,141
	Union Pacific Corp.	177,000	38,928
*	XPO Logistics Inc.	235,100	32,888
	General Dynamics Corp.	173,000	32,569
	Carrier Global Corp.	440,000	21,384
	AMETEK Inc.	143,090	19,102
	Deere & Co.	52,620	18,560
	Otis Worldwide Corp.	180,000	14,719
	CSX Corp.	339,000	10,875
	Rockwell Automation Inc.	26,200	7,494
	L3Harris Technologies Inc.	34,000	7,349
	Science Applications International Corp.	80,000	7,018
	Pentair plc	87,310	5,892
	Old Dominion Freight Line Inc.	4,500	1,142
			1,962,071
Information Technology (25.1%)
	Microsoft Corp.	1,426,160	386,347
	Texas Instruments Inc.	1,674,080	321,926
	KLA Corp.	752,970	244,120
	Intel Corp.	3,727,650	209,270
	Applied Materials Inc.	1,200,300	170,923
*	Flex Ltd.	8,386,960	149,875
*	Micron Technology Inc.	1,723,020	146,422
	Telefonaktiebolaget LM Ericsson ADR	10,188,945	128,177
	NetApp Inc.	1,447,100	118,402
	Asml Holding NV GDR (Registered)	166,075	114,731
	QUALCOMM Inc.	712,660	101,861
	Intuit Inc.	205,000	100,485
*	Adobe Inc.	168,400	98,622
	Hewlett Packard Enterprise Co.	6,644,717	96,880
	HP Inc.	2,927,223	88,373
	Analog Devices Inc.	484,000	83,325
*	PayPal Holdings Inc.	272,025	79,290
	Visa Inc. Class A	259,200	60,606
	Cisco Systems Inc.	1,109,400	58,798
	Apple Inc.	375,000	51,360

		Shares	Market Value ($000)
	Oracle Corp.	641,000	49,895
	Corning Inc.	1,131,262	46,269
*	Keysight Technologies Inc.	211,400	32,642
	NVIDIA Corp.	28,630	22,907
	Teradyne Inc.	144,800	19,397
*,1	BlackBerry Ltd.	1,328,700	16,237
*	WEX Inc.	69,980	13,569
*	Western Digital Corp.	188,600	13,423
	Mastercard Inc. Class A	29,000	10,588
	Fidelity National Information Services Inc.	64,100	9,081
	Jabil Inc.	110,000	6,393
*	Nokia Oyj ADR	360,000	1,915
*	Ciena Corp.	14,000	796
			3,052,905
Materials (1.4%)
	Albemarle Corp.	459,065	77,334
*	Glencore plc	5,985,915	25,692
	DuPont de Nemours Inc.	328,533	25,432
	Dow Inc.	282,500	17,877
	Corteva Inc.	268,793	11,921
	Freeport-McMoRan Inc.	210,000	7,793
	Greif Inc. Class B	30,000	1,770
			167,819
Real Estate (0.1%)
	American Homes 4 Rent Class A	224,000	8,702
	Healthpeak Properties Inc.	43,000	1,432
			10,134
Total Common Stocks (Cost $4,637,133)			11,839,399
Temporary Cash Investments (4.4%)
Money Market Fund (4.4%)
[3,4]	Vanguard Market Liquidity Fund, 0.056% (Cost $529,464)	5,295,588	529,559
Total Investments (101.9%) (Cost $5,166,597)			12,368,958
Other Assets and Liabilities—Net (-1.9%)			(225,772)
Net Assets (100%)			12,143,186
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $137,507,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value was $32,716,000, representing 0.3% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $142,428,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	11,312,816	526,583	—	11,839,399
Temporary Cash Investments	529,559	—	—	529,559
Total	11,842,375	526,583	—	12,368,958